Long-Term Equity Investments, Net	12 Months Ended
Dec. 31, 2025
Long-Term Equity Investments, Net [Abstract]
Long-Term Equity Investment, Net
13.	Long-term equity investments, net

Amount
RMB
Balance as of December 31, 2022	6,000
Impairment loss	(3,000)
Balance as of December 31, 2023	3,000
Impairment loss	(1,000)
Balance as of December 31, 2024	2,000
Addition (Note (b))	11,000
Impairment loss	(1,000)
Balance as of December 31, 2025	12,000

(a)	Long-term equity investment in Chengdu Haofangtong Technology Corporation Limited (“Haofangtong”)

	As of December 31,
	2024	2025
	RMB	RMB
Long-term equity investment in Haofangtong	56,000	56,000
Less: impairment loss	(54,000)	(55,000)
Long-term equity investment, net	2,000	1,000

In accordance with the Capital Injection and Share Transfer Agreement entered between the Group, Haofangtong and the existing shareholders of Haofangtong dated July 7, 2018, the Group agreed to acquire 26% equity interests of Haofangtong by (1) subscribing 4,029,543 newly issued shares (the “New Share Issuing”), which represents 7% equity interests of Haofangtong, with a consideration of RMB56,000 (2) an option to purchase 10,937,339 shares, representing 19% equity interests of Haofangtong after New Share Issuing, from the existing shareholders for RMB32,000 if Haofangtong and the existing shareholders of Haofangtong fulfill certain conditions under the agreement. Haofangtong’s principal activities are the development and sales of Enterprise Resource Planning (“ERP”) system for real estate agents.

On September 5, 2018, the Group completed the transaction of subscripting 4,029,543 newly issued shares of Haofangtong. Management has determined that the consideration paid of RMB56,000 represents the cost of (i) 7% equity interests of Haofangtong and (ii) a purchase option in respect of an additional 19% equity interests of Haofangtong from the existing shareholders for RMB32,000. The total consideration paid is allocated to the 7% equity interest and the purchase option, based on the valuation report prepared by an independent valuation firm.

The Group has determined that it does not have significant influence in Haofangtong and that there is no readily determinable fair value of Haofangtong’s shares. The investments in the 7% equity interests and the purchase option on additional equity interests are measured at their respective allocated costs, less impairment, with subsequent adjustments for observable price changes.

The Group continually reviews the equity investments in Haofangtong to determine whether a decline in fair value to below the carrying value is other-than-temporary. The impairment recorded for equity investments in Haofangtong was RMB54,000 and RMB55,000 as of December 31, 2024 and 2025, respectively. For the years ended December 31, 2023, 2024 and 2025, the impairment loss of RMB3,000, RMB1,000 and RMB1,000 was recognized, respectively, according to the estimated fair value determined by the management.

(b)	Long-term equity investment in Wuhu Fangrong Network Small Loan Co., Ltd. (“Wuhu Fangrong”)

	As of December 31,
	2024	2025
	RMB	RMB
Long-term investment in Wuhu Fangrong	—	11,000
Less: impairment loss	—	—
Long-term equity investment, net	—	11,000

Wuhu Fangrong was a subsidiary of the Group, which provided loan facilitation services. In January 2025, the Group reduced its shareholding in Wuhu Fangrong to 11% and the fair value of the investment amounted to RMB11,000. The Group neither has significant influence nor own a majority equity interests or otherwise control over Wuhu Fangrong since then.

As of December 31, 2025, no impairment recorded for equity investment in Wuhu Fangrong.